Selected Balance Sheet Data (Details) - Schedule of other current liabilities - USD ($) $ in Thousands		Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Other Current Liabilities [Abstract]
Accrued expenses and other		$ 7,232	[1]	$ 7,782	[2]	$ 4,303	[2]
Contract liabilities		764
Customer deposits		1,194
Warranty liability		1,155		1,099		177
Equipment notes payable		314		303		482
Short-term insurance financing notes		2,824		2,065
Operating lease liabilities, current		1,557		1,530
Finance lease liabilities, current		2,128		2,116
Total other current liabilities		$ 17,168		15,616		$ 5,861
Previously Reported [Member]
Schedule of Other Current Liabilities [Abstract]
Accrued expenses and other	[1]			7,589
Contract liabilities				193
Customer deposits				721
Warranty liability				1,099
Equipment notes payable				303
Short-term insurance financing notes				2,065
Operating lease liabilities, current				1,530
Finance lease liabilities, current				2,116
Total other current liabilities				$ 15,616

[1]	Primarily relates to accrued inventory purchases, personnel costs, wages, health benefits, vacation and other accruals.
[2]	Primarily relates to accrued inventory purchases, personnel costs, wages, health benefits, vacation and other accruals